Schedule of Segment Information (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
General and administrative costs	$ 51,450
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative costs		$ 167,031	$ 2,017,653
Interest earned on investments in Trust Account		283,921	5,420,400
Cash	322,830	1,368,608	322,830	$ 1,368,608
Investments in Trust Account	132,583,821	127,163,421	132,583,821	127,163,421
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 9,747,000	$ 335,000	9,747,000	335,000
Cost of revenue (excluding depreciation and amortization)			3,891,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)			4,844,000	1,177,000
Unit-based compensation			13,425,000	568,000
Depreciation and amortization			10,536,000	2,534,000
Colocation lease cost			5,244,000	1,795,000
Total operating costs and expenses			$ 37,940,000	$ 8,004,000